Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,658,145.60
Total Fee Amount	643.28
Total Offset Amount	0.00
Net Fee	$ 643.28
Offering Table N/A
Offset Table N/A	N/A